Schedule of Restatement on Balance Sheets (Details) - USD ($)	Mar. 31, 2024	Dec. 31, 2023	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Current assets:
Cash	$ 225,673	$ 259,212		$ 1,155,343
Prepaid expenses	129,940	6,321		2,903
Total current assets	355,613	265,533		1,158,246
Property and equipment, net	6,383	7,040		2,553
Total assets	548,930	415,187		1,160,799
Current liabilities:
Accounts payable and accrued expenses	68,612	65,860		91,359
Liquidated damages and accrued interest				282,916
Total current liabilities	68,612	65,860		374,275
Total liabilities	68,612	65,860		374,275
Commitments and contingencies
Stockholders’ equity:
Common stock, $0.001 par value, 250,000,000 shares authorized; 7,108,336 shares issued and outstanding	7,720	7,656		7,108
Additional paid in capital	6,494,965	6,033,331		3,179,913
Subscription receivable				(33,000)
Accumulated deficit	(6,022,516)	(5,691,803)		(2,367,623)
Total stockholders’ equity	480,318	349,327	$ 42,733	786,524	$ 179,845
Total liabilities and stockholders’ equity	548,930	415,187		1,160,799
Series A Preferred Stock [Member]
Stockholders’ equity:
Preferred stock	$ 145	$ 143		126
Previously Reported [Member]
Current assets:
Cash				1,155,343
Prepaid expenses				2,903
Total current assets				1,158,246
Property and equipment, net				2,553
Total assets				1,160,799
Current liabilities:
Accounts payable and accrued expenses				91,359
Liquidated damages and accrued interest
Total current liabilities				91,359
Total liabilities				91,359
Commitments and contingencies
Stockholders’ equity:
Common stock, $0.001 par value, 250,000,000 shares authorized; 7,108,336 shares issued and outstanding				7,108
Additional paid in capital				3,179,913
Subscription receivable				(33,000)
Accumulated deficit				(2,084,707)
Total stockholders’ equity				1,069,440
Total liabilities and stockholders’ equity				1,160,799
Previously Reported [Member] | Series A Preferred Stock [Member]
Stockholders’ equity:
Preferred stock				126
Revision of Prior Period, Error Correction, Adjustment [Member]
Current assets:
Cash
Prepaid expenses
Total current assets
Property and equipment, net
Total assets
Current liabilities:
Accounts payable and accrued expenses
Liquidated damages and accrued interest				282,916
Total current liabilities				282,916
Total liabilities				282,916
Commitments and contingencies
Stockholders’ equity:
Common stock, $0.001 par value, 250,000,000 shares authorized; 7,108,336 shares issued and outstanding
Additional paid in capital
Subscription receivable
Accumulated deficit				(282,916)
Total stockholders’ equity				(282,916)
Total liabilities and stockholders’ equity
Revision of Prior Period, Error Correction, Adjustment [Member] | Series A Preferred Stock [Member]
Stockholders’ equity:
Preferred stock